Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer AMT-Free Municipals), Class A)	0 Months Ended
Nov. 28, 2012
(Oppenheimer AMT-Free Municipals) | Class A
Bar Chart Table:
Annual Return 2002	8.04%
Annual Return 2003	7.67%
Annual Return 2004	8.69%
Annual Return 2005	7.83%
Annual Return 2006	7.40%
Annual Return 2007	(9.11%)
Annual Return 2008	(41.59%)
Annual Return 2009	42.69%
Annual Return 2010	0.30%
Annual Return 2011	16.40%